Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000137888
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Trading Symbol	NTBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical Fixed Income Fund - with load	Bloomberg U.S. Corporate High Yield Index	Bloomberg U.S. Aggregate Bond Index
Oct-2015	$9,628	$10,000	$10,000
Oct-2016	$10,724	$11,014	$10,437
Oct-2017	$11,603	$11,996	$10,531
Oct-2018	$11,722	$12,113	$10,315
Oct-2019	$12,230	$13,129	$11,502
Oct-2020	$12,835	$13,587	$12,214
Oct-2021	$13,991	$15,017	$12,155
Oct-2022	$12,621	$13,252	$10,249
Oct-2023	$13,477	$14,078	$10,286
Oct-2024	$15,059	$16,397	$11,370
Oct-2025	$15,454	$17,735	$12,071

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund
Without Load	2.63%	3.78%	4.85%
With Load	-1.24%	3.00%	4.45%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,503,436,945
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 62,212,511
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,503,436,945
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$62,212,511
Portfolio Turnover	44%

Holdings [Text Block]

Security Type Weighting (% of total exposure)[1]

Value	Value
Corporate Bonds	32.9%
Credit Default Swap	27.3%
U.S. Government & Agencies	23.2%
Money Market Funds	6.5%
Exchange-Traded Funds	6.0%
Futures	2.9%
Open End Funds	1.2%

Top 10 Holdings (% of net assets)[2]

Holding Name	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	8.6%
United States Treasury Note, 4.125%, 10/31/29	4.1%
United States Treasury Note, 3.500%, 09/30/29	3.3%
United States Treasury Bill, 1.920%, 11/06/25	2.0%
United States Treasury Bill, 3.030%, 11/13/25	2.0%
United States Treasury Bill, 3.340%, 11/20/25	2.0%
United States Treasury Bill, 3.510%, 11/28/25	2.0%
United States Treasury Bill, 3.590%, 12/04/25	2.0%
United States Treasury Bill, 3.660%, 12/11/25	2.0%
United States Treasury Bill, 3.680%, 12/18/25	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000137889
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Trading Symbol	NTBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.96%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$11,073	$10,437	$11,014
Oct-2017	$11,885	$10,531	$11,996
Oct-2018	$11,917	$10,315	$12,113
Oct-2019	$12,341	$11,502	$13,129
Oct-2020	$12,854	$12,214	$13,587
Oct-2021	$13,915	$12,155	$15,017
Oct-2022	$12,449	$10,249	$13,252
Oct-2023	$13,194	$10,286	$14,078
Oct-2024	$14,638	$11,370	$16,397
Oct-2025	$14,924	$12,071	$17,735

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund	1.96%	3.03%	4.09%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,503,436,945
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 62,212,511
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,503,436,945
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$62,212,511
Portfolio Turnover	44%

Holdings [Text Block]

Security Type Weighting (% of total exposure)[1]

Value	Value
Corporate Bonds	32.9%
Credit Default Swap	27.3%
U.S. Government & Agencies	23.2%
Money Market Funds	6.5%
Exchange-Traded Funds	6.0%
Futures	2.9%
Open End Funds	1.2%

Top 10 Holdings (% of net assets)[2]

Holding Name	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	8.6%
United States Treasury Note, 4.125%, 10/31/29	4.1%
United States Treasury Note, 3.500%, 09/30/29	3.3%
United States Treasury Bill, 1.920%, 11/06/25	2.0%
United States Treasury Bill, 3.030%, 11/13/25	2.0%
United States Treasury Bill, 3.340%, 11/20/25	2.0%
United States Treasury Bill, 3.510%, 11/28/25	2.0%
United States Treasury Bill, 3.590%, 12/04/25	2.0%
United States Treasury Bill, 3.660%, 12/11/25	2.0%
United States Treasury Bill, 3.680%, 12/18/25	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000137890
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Fixed Income Fund
Trading Symbol	NTBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical Fixed Income Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Oct-2015	$25,000	$25,000	$25,000
Oct-2016	$27,937	$26,093	$27,535
Oct-2017	$30,297	$26,328	$29,991
Oct-2018	$30,696	$25,787	$30,284
Oct-2019	$32,073	$28,755	$32,822
Oct-2020	$33,771	$30,535	$33,968
Oct-2021	$36,908	$30,389	$37,543
Oct-2022	$33,384	$25,623	$33,130
Oct-2023	$35,739	$25,714	$35,194
Oct-2024	$40,029	$28,426	$40,992
Oct-2025	$41,187	$30,177	$44,337

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Navigator Tactical Fixed Income Fund	2.89%	4.05%	5.12%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,503,436,945
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 62,212,511
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,503,436,945
Number of Portfolio Holdings	127
Advisory Fee (net of waivers)	$62,212,511
Portfolio Turnover	44%

Holdings [Text Block]

Security Type Weighting (% of total exposure)[1]

Value	Value
Corporate Bonds	32.9%
Credit Default Swap	27.3%
U.S. Government & Agencies	23.2%
Money Market Funds	6.5%
Exchange-Traded Funds	6.0%
Futures	2.9%
Open End Funds	1.2%

Top 10 Holdings (% of net assets)[2]

Holding Name	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	8.6%
United States Treasury Note, 4.125%, 10/31/29	4.1%
United States Treasury Note, 3.500%, 09/30/29	3.3%
United States Treasury Bill, 1.920%, 11/06/25	2.0%
United States Treasury Bill, 3.030%, 11/13/25	2.0%
United States Treasury Bill, 3.340%, 11/20/25	2.0%
United States Treasury Bill, 3.510%, 11/28/25	2.0%
United States Treasury Bill, 3.590%, 12/04/25	2.0%
United States Treasury Bill, 3.660%, 12/11/25	2.0%
United States Treasury Bill, 3.680%, 12/18/25	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000225122
Shareholder Report [Line Items]
Fund Name	Navigator Tactical Investment Grade Bond Fund
Trading Symbol	NTIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical Investment Grade Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.01%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical Investment Grade Bond Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2021	$25,000	$25,000
Oct-2021	$24,743	$24,777
Oct-2022	$22,578	$20,891
Oct-2023	$23,103	$20,965
Oct-2024	$25,412	$23,177
Oct-2025	$25,361	$24,604

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2021)
Navigator Tactical Investment Grade Bond Fund	-0.20%	0.34%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Aug. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,153,678,172
Holdings Count | Holding	1,209
Advisory Fees Paid, Amount	$ 9,373,025
InvestmentCompanyPortfolioTurnover	464.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,153,678,172
Number of Portfolio Holdings	1,209
Advisory Fee (net of waivers)	$9,373,025
Portfolio Turnover	464%

Holdings [Text Block]

Security Type Weighting (% of total exposure)[1]

Value	Value
Corporate Bonds	73.0%
Money Market Funds	19.4%
Credit Default Swap	5.2%
Futures	2.4%

Top 10 Holdings (% of net assets)[2]

Holding Name	% of Net Assets
AT&T, Inc., 2.750%, 06/01/31	0.2%
AT&T, Inc., 2.550%, 12/01/33	0.2%
T-Mobile USA, Inc., 3.875%, 04/15/30	0.2%
AT&T, Inc., 3.500%, 09/15/53	0.2%
AT&T, Inc., 3.550%, 09/15/55	0.2%
AT&T, Inc., 3.650%, 09/15/59	0.2%
AT&T, Inc., 5.400%, 02/15/34	0.2%
Kraft Heinz Foods Company, 4.375%, 06/01/46	0.2%
Microsoft Corporation, 2.525%, 06/01/50	0.2%
AT&T, Inc., 3.800%, 12/01/57	0.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000225125
Shareholder Report [Line Items]
Fund Name	Navigator Tactical U.S. Allocation Fund
Trading Symbol	NTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Tactical U.S. Allocation Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Tactical U.S. Allocation Fund	S&P 500® Index
Jun-2021	$25,000	$25,000
Oct-2021	$27,125	$27,242
Oct-2022	$22,981	$23,262
Oct-2023	$25,593	$25,621
Oct-2024	$33,575	$35,361
Oct-2025	$35,277	$42,947

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (June 11, 2021)
Navigator Tactical U.S. Allocation Fund	5.07%	8.16%
S&P 500® Index	21.45%	13.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jun. 11, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 70,647,642
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 463,784
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,647,642
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$463,784
Portfolio Turnover	40%

Holdings [Text Block]

Security Type Weighting (% of total exposure)[1]

Value	Value
Futures	48.5%
Corporate Bonds	38.8%
Money Market Funds	9.8%
Exchange-Traded Funds	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000209835
Shareholder Report [Line Items]
Fund Name	Navigator Ultra Short Bond Fund
Trading Symbol	NUSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Ultra Short Bond Fund - with load	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
Mar-2019	$9,625	$10,000	$10,000
Oct-2019	$9,856	$10,197	$10,584
Oct-2020	$10,076	$10,397	$11,239
Oct-2021	$10,114	$10,414	$11,185
Oct-2022	$10,121	$10,308	$9,431
Oct-2023	$10,641	$10,767	$9,465
Oct-2024	$11,226	$11,384	$10,463
Oct-2025	$11,713	$11,885	$11,107

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (3/25/2019)
Navigator Ultra Short Bond Fund
Without Load	4.34%	3.06%	3.02%
With Load	0.41%	2.28%	2.42%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	4.40%	2.71%	2.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.60%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 25, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 80,376,765
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 23,269
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$80,376,765
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$23,269
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.3%
Money Market Funds	3.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Energy	2.5%
Utilities	2.5%
Materials	2.5%
Money Market Funds	3.7%
Real Estate	4.2%
Communications	6.7%
Industrials	6.8%
Health Care	9.3%
Consumer Staples	11.7%
Technology	12.4%
Financials	16.0%
Consumer Discretionary	22.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mattel, Inc., 3.375%, 04/01/26	2.8%
DuPont de Nemours, Inc., 4.493%, 11/15/25	2.5%
Take-Two Interactive Software, Inc., 5.000%, 03/28/26	2.1%
Walmart, Inc., 4.693%, 04/28/27	1.9%
American Honda Finance Corporation, 5.024%, 08/13/27	1.9%
HCA, Inc., 5.875%, 02/15/26	1.9%
Keurig Dr Pepper, Inc., 4.873%, 11/15/26	1.9%
Sprint, LLC, 7.625%, 03/01/26	1.9%
Teledyne Technologies, Inc., 1.600%, 04/01/26	1.7%
Kellogg Company, 3.250%, 04/01/26	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.
C000209836
Shareholder Report [Line Items]
Fund Name	Navigator Ultra Short Bond Fund
Trading Symbol	NUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Navigator Ultra Short Bond Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://navigatorfunds.com/. You can also request this information by contacting us at (877) 766-2264.
Additional Information Phone Number	(877) 766-2264
Additional Information Website	https://navigatorfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Navigator Ultra Short Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Mar-2019	$25,000	$25,000	$25,000
Oct-2019	$25,404	$26,461	$25,492
Oct-2020	$25,829	$28,098	$25,993
Oct-2021	$25,991	$27,963	$26,034
Oct-2022	$26,051	$23,578	$25,770
Oct-2023	$27,456	$23,662	$26,918
Oct-2024	$29,046	$26,158	$28,460
Oct-2025	$30,429	$27,769	$29,712

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 25, 2019)
Navigator Ultra Short Bond Fund	4.76%	3.33%	3.02%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.60%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	4.40%	2.71%	2.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 25, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 80,376,765
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 23,269
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$80,376,765
Number of Portfolio Holdings	73
Advisory Fee (net of waivers)	$23,269
Portfolio Turnover	12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	96.3%
Money Market Funds	3.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Energy	2.5%
Utilities	2.5%
Materials	2.5%
Money Market Funds	3.7%
Real Estate	4.2%
Communications	6.7%
Industrials	6.8%
Health Care	9.3%
Consumer Staples	11.7%
Technology	12.4%
Financials	16.0%
Consumer Discretionary	22.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mattel, Inc., 3.375%, 04/01/26	2.8%
DuPont de Nemours, Inc., 4.493%, 11/15/25	2.5%
Take-Two Interactive Software, Inc., 5.000%, 03/28/26	2.1%
Walmart, Inc., 4.693%, 04/28/27	1.9%
American Honda Finance Corporation, 5.024%, 08/13/27	1.9%
HCA, Inc., 5.875%, 02/15/26	1.9%
Keurig Dr Pepper, Inc., 4.873%, 11/15/26	1.9%
Sprint, LLC, 7.625%, 03/01/26	1.9%
Teledyne Technologies, Inc., 1.600%, 04/01/26	1.7%
Kellogg Company, 3.250%, 04/01/26	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.